SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
Schedule of revenues, cost of revenues, and gross profits by segment

	Years ended December 31,
	2016	2017	2018

Net revenues:
Kindergartens	78,766	105,679	124,175
Play-and-learn centers	25,390	29,871	26,777
Others	4,357	5,253	5,546
Total net revenues	108,513	140,803	156,498

Cost of revenues:
Kindergartens	68,491	88,281	108,140
Play-and-learn centers	17,320	18,129	15,694
Others	5,805	4,867	7,030
Total cost of revenues	91,616	111,277	130,864

Gross profit
Kindergartens	10,275	17,398	16,035
Play-and-learn centers	8,070	11,742	11,083
Others	(1,448)	386	(1,484)
Total gross profit	16,897	29,526	25,634